Consolidated Statements of Equity (Parenthetical) (USD $)	12 Months Ended
	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011
Statement of Stockholders' Equity [Abstract]
Preferred stock dividend, per share	$ 1.70	$ 1.70	$ 1.70
Common stock dividend, per share	$ 2.06	$ 1.92	$ 1.80